CTDL 2020-1 ABS-15G

Exhibit 99.10

Loan # (Selling Lender)	Data Field	Tape Data	IB Review Value	Discrepancy Comments
89	Property Type	Mixed-Use	Commercial	Tape value Mixed-Use. Review value Commercial based on appraisal. Property consists of xxxxx.
89	Citadel Credit Grade	ODF	ODF+	Approval ODF+. Tape value ODF appears to be in error. Meets ODF+ guidelines
88	Loan Purpose	Cash Out Refinance	Rate and Term Refinance	Approval CashOut/Other refinance. Final CD borrower brought funds to closing to pay-off current 1st mortgage/purchase.
92	Loan Purpose	Cash Out Refinance	Rate and Term Refinance	Approval Rate/Term refinance. Tape shows Loan Purpose as Cash Out Refinance - unknown source. Review Rate and Term Refinance per CD cash back is less than 1% of loan amount.
92	Appraised Value	xxxxx	xxxxx	Tape shows Appraised Value of $xxxxx which is the initial appraised value prior to revisions. Appraisal pxxx $xxxxx which matches approval.
105	Loan Type	Conventional	Alt-A	Tape reflects Conventional--Review considered Alt A, Non QM as Income type is ODF Foreign National Loan.